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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [_ ]; Amendment Number:
                                               -----------------------
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Vijay Chaudhry
Title:            Attorney-in-fact for Dr. Purnendu Chatterjee (a)
Phone:            212-333-9888

Signature, Place, and Date of Signing:


/S/ VIJAY CHAUDHRY                New York, New York           February 15, 2002
-------------------------        ------------------            -----------------
[Signature]                       [City, State]                [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                                         ----
Form 13F Information Table Entry Total:                                   23
                                                                        -----
Form 13F Information Table Value Total:                               $84,907
                                                                       ------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE


                                                             Chatterjee Fund Management
                                                                       Form 13F
                                                             Quarter Ended December 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                              Title of             Value     Shares/    Sh/   Put/  Investment  Other
Name of Issuer                Class     CUSIP      (x $1000) Prn Amt    Prn   Call  Discretion  Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Sole        Shared    None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC               COM       036916104     107       16,360  SH          SOLE                   16,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS         COM       04523Q102     485      125,100  SH          SOLE                  125,100
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY          CL A      192446102     287        7,000  SH          SOLE                    7,000
SOLUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION SVCS          COM       12487Q109  10,468    1,693,800  SH          SOLE                1,693,800
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC DEL          COM       200693109     223       62,400  SH          SOLE                   62,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC       COM       204912109   2,796       81,400  SH          SOLE                   81,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                   COM       208464107     337       75,581  SH          SOLE                   75,581
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC             COM       22674V100   7,987    2,914,875  SH          SOLE                2,914,875
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC             SB NT CV  22674VAB6   5,393    9,200,000  PRN         SOLE                9,200,000
                              5.75%05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREY WOLF INC                 COM       397888108   1,560      525,300  SH          SOLE                  525,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC     COM       451713101   1,252      107,065  SH          SOLE                  107,065
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                 COM       45678T102       6        2,941  SH          SOLE                    2,941
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INFOUSA INC NEW               COM       456818301     976      140,600  SH          SOLE                  140,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                COM       46114T102   1,647      169,090  SH          SOLE                  169,090
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS     COM       741929103      79      121,830  SH          SHARED                121,830
GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP                      COM       749361101      62       21,055  SH          SOLE                   21,055
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC          COM       757209101     178       45,000  SH          SOLE                   45,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC                 COM       816288104   7,533    1,245,140  SH          SOLE                1,245,140
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SORRENTO NETWORKS CORP        COM       83586Q100      61       17,000  SH          SOLE                   17,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                    COM       871130100  40,240    2,553,290  SH          SOLE                2,553,290
------------------------------------------------------------------------------------------------------------------------------------

                                                             Chatterjee Fund Management
                                                                       Form 13F
                                                             Quarter Ended December 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                              Title of             Value     Shares/    Sh/   Put/  Investment  Other
Name of Issuer                Class     CUSIP      (x $1000) Prn Amt    Prn   Call  Discretion  Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Sole        Shared    None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIPOS INC                    COM       896928108   1,407       73,666  SH          SOLE                   73,666
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VITRIA TECHNOLGY              COM       92849Q104   1,278      200,000  SH          SOLE                  200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC                COM       94768C108     545       32,500  SH          SOLE                   32,500
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 23 DATA RECORDS                           84,907            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
